Unaudited Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows [abstract]
Net loss	€ (412)	€ (4,874)
Non-cash items:
Depreciation of property, plant, and equipment	517	527
Amortization of intangible assets	4,583	1,126
Net finance expenses	6,219	119
Gain/loss on disposal of tangible and intangible assets	311	1
Share-based compensation expense	2,125	2,075
Change in operating assets and liabilities:
Change in contract liabilities	606	(1,096)
Changes in tax positions	2,274	(13)
Change in provisions	270	213
Change in other operating assets and liabilities	1,222	(303)
Changes in working capital:
Change in current trade and other receivables	(3,676)	473
Change in current trade and other payables	(1,883)	6,346
Cash inflow from operating activities	12,156	4,594
Interest paid	(5,113)	(109)
Interest received	143	0
Taxes paid	(238)	0
Proceeds from lease receivables	692	0
Net cash inflow from operating activities	7,640	4,485
Expenditure for investments in intangible assets	(1,285)	(2,345)
Expenditure for investments in property, plant and equipment	(21)	(52)
Cash paid for business combinations	(465)	0
Cash outflow from investing activities	(1,771)	(2,397)
Proceeds from stock option exercises	0	381
Repayment of bank loans	(8,458)	(938)
Payment of lease liabilities	(831)	(200)
Cash outflow from financing activities	(9,289)	(757)
Change in cash and cash equivalents	(3,420)	1,331
Cash and cash equivalents at January 1	15,450	11,095
Effects of exchange rate fluctuations on cash	(71)	45
Cash and cash equivalents at June 30	€ 11,959	€ 12,471